LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Disclosure of detailed information about lease obligation [Table Text Block]
	December 31,	December 31,
	2020	2019

Balance at the beginning of the year	$1,238	$1,422
Additions	31	8
Interest	84	93
Payments	(267)	(339)
Effects of movement in exchange rates	8	54
Balance at the end of the year	1,094	1,238
Less: Current portion	(173)	(164)
Non-Current Lease Liabilities	$921	$1,074

Disclosure of detailed information about lease liability maturity contractual undiscounted cash flows [Table Text Block]
	December 31,	December 31
	2020	2019

Less than one year	$238	$240
One to five years	653	724
More than five years	425	586
Total at the end of the year	$1,316	$1,550

Disclosure of detailed information about recognized in profit or loss [Table Text Block]
	Year ended	Year ended
	December 31, 2020	December 31, 2019

Interest on lease liabilities	$(84)	$(93)
Expenses related to short-term leases	$(388)	(668)